Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue recognition
Revenue Recognition

Note 4 – Revenue Recognition

Revenue Streams

The Company’s revenue streams, respective performance obligations and methods of recognition are summarized below. All the Company’s revenues are sourced from the United States.

Charging Revenue, Retail

Retail customers have multiple options — monthly plans, pay as you go, and walk-up — for charging services with revenue recognized at a point in time for the delivered usage (electrical power delivered, minutes of charging, access and other fees). Monthly membership fees are paid and recognized on a monthly basis.

Charging Revenue, OEM

The Company contracts with various automobile manufacturers (“OEMs”) to provide charging services to purchasers of their vehicles (“OEM Customers”), ranging from one to three years in duration and are recognized as charging services are provided. At the end of the contract, the OEM Customer can convert the account to a monthly subscription service or a “pay as you go” account. In addition, certain contracts provide charging credits, where the customer has a specific time frame to utilize such credits. Revenue is recognized in the month the customer uses the credits. Under other contracts, the Company provides a finite amount of charging service to each OEM Customer for which revenue is recognized at a point in time when the charging services are delivered.

Charging Revenue, Commercial

Commercial revenue is derived from contracts with ride-share or other fleet partners whereby their drivers utilize the Company’s network. Revenue is recognized based upon usage (electrical power delivered or minutes of charging) or amounts billed on a per charger basis for a group of chargers built for dedicated access by a single fleet or ride-share customer. The Company has elected to recognize revenue using the as-invoiced practical expedient as it is consistent with the services rendered on a monthly basis.

Network Revenue, OEM

Network revenue OEM is related to contracts that have significant charger infrastructure build programs, which represent set-up costs under ASC 606. Proceeds from these contracts are allocated to performance obligations related to marketing activities, memberships, reservations and charging credits. Marketing activities are recognized over time and measurement is based on amounts spent. For memberships and reservations, revenue is recognized over time and measured based on the charging activity of subscriber members at each measurement period. Any unused charging credits from the above contracts are recognized as breakage using the proportional method or, for programs where there is not enough information to determine the pattern of rights exercised by the customer, the remote method.

Ancillary Revenue

Ancillary revenue primarily includes: maintenance services and development, mobile applications, technical support, training and project management revenue. The Company provides maintenance services for charger sites based on contractual requirements or when maintenance services are requested. Ancillary revenue also includes a number of other revenue streams not currently significant to the overall operations such as software license agreements and branding initiatives. The Company has elected to recognize revenue using the as-invoiced practical expedient for maintenance services that are invoiced on a monthly basis.

The Company’s performance obligation under development contracts is to develop and deliver a completed site with installed charging hardware. Development and project management revenue is recognized over time using an input method based on costs incurred to date to measure progress. Under this method, all costs incurred in the period that relate to a contract are charged to cost of sales and the related revenue is recognized based on the measured progress to completion. The Company recognizes estimated losses on contracts immediately upon identification of the loss.

When revenue is recognized in excess of contract billings to date, an unbilled receivable known as “costs and estimated earnings in excess of billings” is recorded. When contract billings to date exceed the revenue recognized, a liability known as “billings in excess of costs and estimated earnings” is recorded until the progression of the contract results in recognition of revenue.

Regulatory Credit Sales

The Company earns revenue from the sale of regulatory credits such as low carbon fuel standard credits, which are generated from the operation of charging stations. The Company’s only performance obligation is to transfer title to the credits once each transaction to sell the credits has been executed. Revenue is recognized from the sale of these credits at a point in time when title is transferred to the purchaser. The Company records the value of the credits generated from operations based on an incremental cost basis and determined this cost to be nominal.

Disaggregation of Revenue

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Charging revenue, retail	$11,041	$5,583	$283
Charging revenue, OEM	812	1,313	80
Charging revenue, commercial	2,420	1,596	65
Network revenue, OEM	1,510	552	9
Ancillary revenue	3,408	1,758	99
Regulatory credit sales	3,023	2,247	990
Total revenue	$22,214	$13,049	$1,526

The table above includes revenue earned from related parties of $0.6 million, $1.3 million and $0.1 million for the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020, respectively (see Note 15).

The following table provides information about contract assets and liabilities from contracts with customers:

	December 31,	December 31,
(in thousands)	2021	2020
Contract assets	$32	$632
Contract liabilities	38,445	12,028

The following table provides the activity for the contract liabilities recognized during the respective periods:

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	through	through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Beginning balance	$12,028	$9,091	$9,137
Additions	30,999	5,825	65
Recognized in revenue	(3,883)	(2,285)	(106)
Marketing activities	(699)	(603)	(5)
Ending balance	$38,445	$12,028	$9,091

It is anticipated that deferred revenue as of December 31, 2021 will be recognized for the years ending December 31, as follows:

(in thousands)
2022	$2,273
2023	1,118
2024	585
2025	6
$3,982

ASC 606 does not require disclosure of the transaction price to remaining performance obligations if the contract contains variable consideration allocated entirely to a wholly unsatisfied performance obligation. Under many customer contracts, each unit of product represents a separate performance obligation and therefore future volumes are wholly unsatisfied and disclosure of the transaction price allocated to a wholly unsatisfied performance obligations is not required. Under these contracts, variability arises as both volume and pricing are not known until the product is delivered. As of December 31, 2021, there was $22.9 million in variable consideration for wholly unsatisfied performance obligations, which is included in deferred revenue on the consolidated balance sheet.